                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: July 31*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

* This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 10/31/05

MFS(R) STRATEGIC VALUE FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Strategic Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.4%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                                           110,620         $    6,825,254
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                          150,560         $    6,477,091
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            1,206,418         $   52,768,723
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          1,570,000             57,493,400
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 941,730             57,172,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  167,434,551
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                                                 1,752,400         $   18,102,292
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                1,428,800             44,249,936
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  1,651,290             40,241,937
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  102,594,165
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           1,373,390         $   43,522,729
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                          487,710             31,574,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,097,074
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.*                                                                                 2,864,570         $   23,174,371
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                      901,000             11,424,680
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  2,496,890             59,550,827
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,149,878
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                          7,452,060         $   29,808,240
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      1,285,740         $   36,643,590
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                       417,000         $   13,831,890
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                            2,674,220         $   50,917,149
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          1,635,630         $   43,164,276
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 536,580         $   32,398,700
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                      698,770         $   18,517,405
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                      251,080         $    6,651,109
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                       1,058,010         $   23,424,341
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              464,110             21,957,044
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,381,385
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                     595,610         $   31,442,252
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                   1,397,020             28,359,506
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   59,801,758
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                     1,067,270         $   15,742,233
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                          3,323,340         $   27,982,523
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                           480,400         $   12,067,648
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                 2,121,880         $   35,690,022
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                          18,112,430             58,865,398
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,555,420
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                    446,860         $   15,528,385
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                              195,640             14,424,537
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                680,880             30,333,204
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                        400,220             25,766,164
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   86,052,290
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                249,970         $   10,761,209
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                1,756,200             49,559,964
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            1,196,750             53,327,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  113,648,353
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                                287,700         $   15,357,426
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                          853,450         $   15,182,876
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                        1,913,550             33,066,144
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                    744,370             20,857,247
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   69,106,267
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                              2,345,370         $   54,670,575
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     2,027,155             63,875,653
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  118,546,228
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                   7,453,040         $   17,738,235
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $1,360,490,138
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.02%, due 11/01/05<                                                 $   6,288,000         $    6,288,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $1,366,778,138
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                   2,358,896
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,369,137,034
---------------------------------------------------------------------------------------------------------------------------------


< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.

The following abbreviation is used in the Portfolio of Investments and is defined: ADR American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,364,854,319
                                                                ==============
Gross unrealized appreciation                                   $  109,607,475
Gross unrealized depreciation                                     (107,683,656)
                                                                --------------
      Net unrealized appreciation                               $    1,923,819
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.


BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 10/31/05

MFS(R) NEW ENDEAVOR FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS New Endeavor Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.*                                                                                 83,900         $    1,758,544
---------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                                29,400              2,987,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,745,584
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Carter's, Inc.*                                                                                     32,900         $    2,077,635
---------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.*                                                                            67,700              2,872,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,950,146
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Gentex Corp.                                                                                        76,300         $    1,435,966
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.*                                                                 148,000         $    2,169,680
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                                              54,400              1,657,568
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                  59,500              2,271,710
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A"*                                                                                  24,600                912,660
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank*                                                                                     96,900              2,810,100
---------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                          165,500              2,447,745
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,269,463
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                                              59,500         $    1,491,070
---------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                                     60,500                635,250
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                                    51,500              2,103,260
---------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.*                                                                        59,900                500,165
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                              40,900              1,419,230
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                                                    120,700              1,744,115
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                    88,800              3,106,224
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                                                    73,500              1,120,875
---------------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.*                                                                                     110,850                295,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,416,159
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                          64,000         $    1,580,800
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                         167,200              2,304,016
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            53,000              3,874,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,759,116
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
CBOT Holdings, Inc.*                                                                                 2,900         $      308,850
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                          13,500              4,929,525
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                                   68,800              1,712,432
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                    60,950              6,540,545
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,491,352
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                        72,600         $    2,581,656
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       244,600              6,474,562
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                         41,100              1,613,997
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                       38,600              3,189,904
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                  72,100              4,046,252
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                                 60,000              4,980,600
---------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                               62,400              2,673,840
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                                                      102,800              2,743,732
---------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                            80,400              2,637,924
---------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.*                                                                     133,000              2,259,670
---------------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                                                97,400              3,051,542
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,253,679
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                            115,800         $    2,589,288
---------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                                                       40,800              1,871,088
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                         150,700              5,242,853
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                           52,700              3,736,430
---------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.*                                                                               82,000              1,755,620
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.*                                                                                     743,600              3,822,104
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    448,809             10,704,095
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                                              543,300              4,123,647
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,845,125
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.*                                                                                   60,100         $    1,913,584
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                        62,400         $    2,069,808
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.*                                                                     39,500              2,183,560
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                             23,100              2,067,681
---------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                                                46,700              2,455,019
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,776,068
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                                     158,000         $    1,297,180
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                               110,100              4,203,618
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 39,800              2,665,804
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,166,602
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                                                    91,700         $    2,253,986
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                   102,600              4,749,354
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                     100,400              4,659,564
---------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                             98,000              2,142,280
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                  462,000              3,280,200
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                      77,200              4,546,308
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       277,200              6,638,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,270,632
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                               29,500         $    2,945,870
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.*                                                                   97,300              1,076,138
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,022,008
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                      123,600         $    3,274,164
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                                              115,600         $    1,115,540
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.*                                                                                   58,400         $    2,735,456
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                      38,100         $    2,427,732
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc.*                                                                                         166,950         $    3,869,901
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                        75,000         $    2,143,500
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                           42,400              2,008,064
---------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                              84,700              3,193,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,344,754
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Laboratory Corporation of America Holdings*                                                         67,300         $    3,247,225
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.4%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.*                                                                     100,100         $    3,571,568
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                                      121,100              3,950,282
---------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                     49,400              3,081,572
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                                                   443,500              4,554,745
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                       239,670              6,075,635
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        60,700              3,346,998
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                              38,000              2,147,000
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                    76,800              4,701,696
---------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc.*                                                                                       53,900              2,055,207
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                                                     95,900              1,896,902
---------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                                                      37,900              1,452,707
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,834,312
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                   8,600         $      269,375
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.##                                                                                 6,400                200,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      469,840
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                         130,300         $    3,270,530
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                            228,900              5,340,237
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                             1,800                110,682
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,721,449
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                     97,700         $    3,395,075
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                           42,500              1,937,575
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 78,000              3,474,900
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                                                       92,100              5,753,487
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                          146,100              4,733,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,294,677
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.*                                                                 40,700         $    1,289,783
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                               109,600         $    2,950,432
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                  207,860              6,131,870
---------------------------------------------------------------------------------------------------------------------------------
PRA International*                                                                                  95,800              2,544,448
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,626,750
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                             1,130         $      841,850
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                          131,800         $    4,523,376
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                              111,400              3,404,384
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,927,760
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.*                                                                    117,600         $    1,618,176
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.*                                                                                  80,200              1,567,108
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                                                  48,300              1,909,782
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     198,600              4,667,100
---------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.*                                                                        115,000                681,950
---------------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.                                                                               68,100              1,633,719
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.*                                                                             53,800              1,524,154
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,601,989
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                         435,683         $   10,391,039
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                        27,600         $    1,674,492
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $  315,004,197
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.02%, due 11/01/05 <                                                $   8,012,000         $    8,012,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  323,016,197
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                (1,001,969)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  322,014,228
---------------------------------------------------------------------------------------------------------------------------------

 ~ As of October 31, 2005, the fund had one security representing $200,465 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
 < The rate shown represents an annualized yield at time of purchase.
## SEC Rule 144A restriction.
 * Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined: ADR American Depository Receipt


See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW ENDEAVOR FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 10/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $287,892,099
                                                                  ============
Gross unrealized appreciation                                     $ 49,434,804
Gross unrealized depreciation                                      (14,310,706)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 35,124,098
                                                                  ============

Aggregate cost includes prior fiscal year end tax adjustments.


BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 10/31/05

MFS(R) EMERGING MARKETS DEBT FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 84.2%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 83.3%
---------------------------------------------------------------------------------------------------------------------------------
ALGERIA - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 4.8125%, 2006                                                      $     121,333         $      120,727
---------------------------------------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 4.8125%, 2010                                                          2,108,400              2,097,858
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,218,585
---------------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.005%, 2012                                                     $   9,976,000         $    7,743,043
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 2%, 2014                                                           ARS    4,184,000              1,388,651
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.83%, 2033                                                        ARS    2,219,166                934,619
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                 585,263                569,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,635,481
---------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 17.9%
---------------------------------------------------------------------------------------------------------------------------------
Banco De Estado de Sao Paulo S.A., 8.7%, 2049#                                               $     500,000         $      503,750
---------------------------------------------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009#                                                                              614,000                638,560
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 5.25%, 2012                                                     3,775,423              3,683,302
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 7.875%, 2015                                                         1,836,000              1,865,376
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2018                                                             3,801,000              3,926,433
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                         5,696,000              6,009,280
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 5.1875%, 2024                                                   2,944,000              2,804,160
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2024                                                         1,964,000              2,034,704
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.25%, 2034                                                            836,000                814,264
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                            2,437,000              2,931,711
---------------------------------------------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009#                                                   330,000                339,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,551,440
---------------------------------------------------------------------------------------------------------------------------------
CHILE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035#                                                                 $   1,350,000         $    1,286,107
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  99,000                110,892
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,190,000              1,253,748
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,650,747
---------------------------------------------------------------------------------------------------------------------------------
CHINA - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011#                                                             $     371,000         $      394,188
---------------------------------------------------------------------------------------------------------------------------------
COLOMBIA - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                                            $   1,493,000         $    1,615,426
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                                 229,000                308,005
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.125%, 2024                                                                 263,000                272,468
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,195,899
---------------------------------------------------------------------------------------------------------------------------------
COSTA RICA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Costa Rica, 9.995%, 2020                                                         $     249,000         $      295,065
---------------------------------------------------------------------------------------------------------------------------------
EGYPT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011#                                                       $     620,000         $      616,847
---------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                         $     701,000         $      737,803
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035#                                                              325,000                323,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,061,178
---------------------------------------------------------------------------------------------------------------------------------
GUATEMALA - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034#                                                         $     641,000         $      692,280
---------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010#                                             $   1,028,000         $      997,160
---------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035#                                                           $     346,000         $      338,648
---------------------------------------------------------------------------------------------------------------------------------
KAZAKHSTAN - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012#                                                                   $     324,000         $      332,100
---------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009                                                                   130,000                137,150
---------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009#                                                                  400,000                422,000
---------------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                                               133,000                150,290
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011#                                                               935,000                959,778
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015#                                                          365,000                358,868
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875%, 2010                                                               337,000                343,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,703,926
---------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                          $     784,000         $      948,435
---------------------------------------------------------------------------------------------------------------------------------
MEXICO - 12.4%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                                                     $     807,000         $      756,776
---------------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                                      609,000                679,035
---------------------------------------------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 12.25%, 2008                                                         103,500                110,745
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#                                       437,000                433,723
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011#                                                           658,000                705,705
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                    148,000                163,910
---------------------------------------------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027#                                                                  2,709,000              3,500,028
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, FRN, 5.17%, 2010                                             1,986,000              2,055,083
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 2,738,000              3,271,910
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                     340,000                437,580
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                                                     229,000                242,740
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012#                                                                    685,000                743,225
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                              2,445,000              2,924,220
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                1,417,000              1,735,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,760,505
---------------------------------------------------------------------------------------------------------------------------------
PANAMA - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                             $     939,000         $    1,140,885
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                   802,000                980,445
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,121,330
---------------------------------------------------------------------------------------------------------------------------------
PERU - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, FRN, 5%, 2017                                                              $     959,420         $      901,855
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 7.35%, 2025                                                                      273,000                275,730
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                                      298,000                342,700
---------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp., 7.5%, 2035#                                                            560,000                539,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,060,237
---------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 8%, 2016                                                            $   1,038,000         $    1,036,702
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                            2,730,000              2,989,350
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                              1,135,000              1,197,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,223,477
---------------------------------------------------------------------------------------------------------------------------------
QATAR - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                  $     734,000         $    1,089,990
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                            $     566,000         $      649,202
---------------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014#                                                            750,000                960,000
---------------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014                                                             750,000                960,000
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                                   2,454,000              3,089,586
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                        2,650,000              3,180,000
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034#                                                                         100,000                126,000
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                      512,000                534,400
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                     7,070,000              6,150,900
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                      534,000                779,053
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010#                                                         605,000                595,169
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                     1,081,000              1,166,183
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 6.25%, 2035                                                                      100,000                100,326
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 6.25%, 2035#                                                                     757,000                758,893
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,049,712
---------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Korea, 5.625%, 2025                                                              $     710,000         $      703,042
---------------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009#                                                                        558,000                587,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,290,337
---------------------------------------------------------------------------------------------------------------------------------
TURKEY - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 5.87%, 2010#                                                         $     650,000         $      654,875
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                  1,011,000              1,050,176
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                     1,221,000              1,190,475
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                     4,082,000              4,214,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,110,191
---------------------------------------------------------------------------------------------------------------------------------
UKRAINE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
City of Kiev, 8%, 2015#                                                                      $     708,000         $      709,770
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                                                   100,000                107,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      817,020
---------------------------------------------------------------------------------------------------------------------------------
URUGUAY - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006                                   UYU   12,909,731         $      594,608
---------------------------------------------------------------------------------------------------------------------------------
Republica of Uruguay, 9.25%, 2017                                                            $   1,860,000              2,022,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,617,358
---------------------------------------------------------------------------------------------------------------------------------
VENEZUELA - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                            $   4,294,000         $    4,680,460
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 6.75%, 2020                                                                 471,000                472,177
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                               1,605,000              1,869,825
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                              1,184,000              1,376,992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,399,454
---------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Socialist Republic of Vietnam, 6.875%, 2016#                                                 $     402,000         $      397,980
---------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                $  119,237,470
---------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                           $     749,000         $      737,765
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Digicel Ltd., 9.25%, 2012#                                                                   $     485,000         $      499,550
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                                   $    1,237,315
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $  120,474,785
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 0%
---------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                   28,478         $       17,696
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               PAR AMOUNT
ISSUER/EXPIRATION DATE/STRIKE PRICE                                                          OF CONTRACTS                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil - December 2005 @ $118.30                                         $   2,300,000         $       43,470
---------------------------------------------------------------------------------------------------------------------------------
Mexican Peso - November 2005 @ $10.831                                                          28,160,600                  8,786
---------------------------------------------------------------------------------------------------------------------------------
Total Put Options Purchased                                                                                        $       52,256
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 15.0%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.79%, due 11/01/05<                                                 $  21,418,000         $   21,418,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $  141,962,737
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                   1,171,983
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  143,134,720
---------------------------------------------------------------------------------------------------------------------------------
    * Non-income producing security.
    # SEC Rule 144A restriction.
    < The rate shown represents an annualized yield at the time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
                     FRN Floating Rate Note. The interest rate is the rate in effect as of period end.

Country weighting percentages of portfolio holdings based on total net assets as of October 31, 2005, are as follows:

------------------------------------
Brazil                         17.4%
------------------------------------
United States                  15.9%
------------------------------------
Russia                         13.5%
------------------------------------
Mexico                         12.7%
------------------------------------
Argentina                       7.6%
------------------------------------
Venezuela                       6.0%
------------------------------------
Turkey                          5.1%
------------------------------------
Philippines                     3.7%
------------------------------------
Uruguay                         1.9%
------------------------------------
Other                          16.2%
------------------------------------

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        ARS Argentine Peso
        CNY Chinese Yuan Renminbi
        EUR Euro
        IDR Indonesian Rupiah
        MXN Mexican Peso
        TRY Turkish Lira
        UYU Uruguayan Peso

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS DEBT FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $139,930,851
                                                                  ============
Gross unrealized appreciation                                     $  2,493,471
Gross unrealized depreciation                                         (461,585)
                                                                  ------------
      Net unrealized appreciation                                 $  2,031,886
                                                                  ============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are netted by currency.

                                                                                                                NET UNREALIZED
              CONTRACTS TO                                                                  CONTRACTS           APPRECIATION
              DELIVER/RECEIVE             SETTLEMENT DATE          IN EXCHANGE FOR          AT VALUE            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
SALES
-----
ARS           9,349,688                   11/14/05-11/30/05         $ 3,152,199            $ 3,108,671            $  43,528
EUR             301,589                      11/22/05                   363,952                361,928                2,024
MXN           3,126,969                      11/10/05                   284,891                289,589               (4,698)
TRY             834,006                      11/17/05                   605,449                614,226               (8,777)
                                                                    -----------            -----------            ---------
                                                                    $ 4,406,491            $ 4,374,414            $  32,077
                                                                    ===========            ===========            =========

PURCHASES
---------
ARS           1,636,404                   11/14/05-11/21/05         $   541,000            $   544,230            $  3,230
CNY          19,075,460                    11/28/05-2/6/06            2,380,000              2,371,599              (8,401)
EUR             301,589                      11/22/05                   362,748                361,929                (819)
IDR       3,517,500,000                      11/7/05                    350,000                346,752              (3,248)
MXN           6,215,638                      11/10/05                   570,239                575,631               5,392
TRY           1,596,166                   11/17/05-11/30/05           1,163,478              1,173,550              10,072
                                                                    -----------            -----------            ---------
                                                                    $ 5,367,465            $ 5,373,691            $  6,226
                                                                    ===========            ===========            ========

At October 31, 2005 the fund had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.